UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	12/31/2010

Item 1. Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS
Aerospace & Defense 2.6%
56,284	Boeing Co. (The)	$ 3,673,094
29,212	General Dynamics Corp.	2,072,884
9,899	Goodrich Corp.	871,805
59,815	Honeywell International, Inc.	3,179,765
14,272	ITT Corp.	743,714
9,500	L-3 Communications Holdings, Inc.	669,655
23,356	Lockheed Martin Corp.	1,632,818
22,848	Northrop Grumman Corp.	1,480,093
11,100	Precision Castparts Corp.	1,545,231
29,044	Raytheon Co.	1,345,899
11,563	Rockwell Collins, Inc.	673,660
72,040	United Technologies Corp.	5,670,989

		23,559,607
Air Freight & Logistics 1.1%
12,600	C.H. Robinson Worldwide, Inc.	1,010,394
16,500	Expeditors International of Washington, Inc.	900,900
24,216	FedEx Corp.	2,252,330
77,600	United Parcel Service, Inc. (Class B Stock)	5,632,208

		9,795,832
Airlines 0.1%
56,774	Southwest Airlines Co.	736,927

Auto Components 0.2%
17,871	Goodyear Tire & Rubber Co. (The)(a)	211,772
51,756	Johnson Controls, Inc.	1,977,079

		2,188,851
Automobiles 0.6%
282,338	Ford Motor Co.(a)(b)	4,740,455
19,300	Harley-Davidson, Inc.	669,131

		5,409,586
Beverages 2.5%
8,020	Brown-Forman Corp. (Class B Stock)	558,352
179,032	Coca-Cola Co. (The)	11,774,935
26,200	Coca-Cola Enterprises, Inc.	655,786
15,400	Constellation Brands, Inc. (Class A Stock)(a)	341,110
19,900	Dr Pepper Snapple Group, Inc.	699,684
12,494	Molson Coors Brewing Co. (Class B Stock)	627,074

123,251	PepsiCo, Inc.	8,051,988

		22,708,929
Biotechnology 1.3%
73,204	Amgen, Inc.(a)	4,018,900
18,320	Biogen Idec, Inc.(a)	1,228,356
37,100	Celgene Corp.(a)	2,194,094
5,800	Cephalon, Inc.(a)(b)	357,976
20,000	Genzyme Corp.(a)	1,424,000
64,600	Gilead Sciences, Inc.(a)	2,341,104

		11,564,430
Building Products
24,926	Masco Corp.	315,563

Capital Markets 2.4%
18,871	Ameriprise Financial, Inc.	1,086,026
95,038	Bank of New York Mellon Corp. (The)	2,870,148
75,311	Charles Schwab Corp. (The)	1,288,571
15,420	E*Trade Financial Corp.(a)	246,720
7,100	Federated Investors, Inc. (Class B Stock)(b)	185,807
11,314	Franklin Resources, Inc.	1,258,230
40,300	Goldman Sachs Group, Inc. (The)	6,776,848
35,100	Invesco Ltd.	844,506
14,500	Janus Capital Group, Inc.	188,065
12,400	Legg Mason, Inc.(b)	449,748
115,836	Morgan Stanley	3,151,898
18,662	Northern Trust Corp.	1,034,061
38,962	State Street Corp.	1,805,499
20,000	T. Rowe Price Group, Inc.	1,290,800

		22,476,927
Chemicals 2.1%
16,632	Air Products & Chemicals, Inc.	1,512,680
6,200	Airgas, Inc.	387,252
6,300	CF Industries Holdings, Inc.	851,445
88,936	Dow Chemical Co. (The)	3,036,275
69,544	E.I. du Pont de Nemours & Co.(b)	3,468,855
5,093	Eastman Chemical Co.	428,220
17,882	Ecolab, Inc.	901,610
6,100	FMC Corp.	487,329
6,075	International Flavors & Fragrances, Inc.	337,709
41,584	Monsanto Co.	2,895,910
13,074	PPG Industries, Inc.	1,099,131
23,958	Praxair, Inc.(b)	2,287,270
6,916	Sherwin-Williams Co. (The)	579,215
8,832	Sigma-Aldrich Corp.	587,858

		18,860,759

Commercial Banks 2.9%
53,958	BB&T Corp.(b)	1,418,556
11,561	Comerica, Inc.	488,337
63,773	Fifth Third Bancorp	936,188
19,843	First Horizon National Corp.(a)	233,751
61,229	Huntington Bancshares, Inc.	420,643
66,135	KeyCorp	585,295
9,600	M&T Bank Corp.(b)	835,680
38,099	Marshall & Ilsley Corp.	263,645
40,902	PNC Financial Services Group, Inc.	2,483,569
93,074	Regions Financial Corp.	651,518
38,483	SunTrust Banks, Inc.	1,135,633
147,095	U.S. Bancorp	3,967,152
406,016	Wells Fargo & Co.	12,582,436
14,000	Zions Bancorporation	339,220

		26,341,623
Commercial Services & Supplies 0.5%
10,668	Avery Dennison Corp.	451,683
11,000	Cintas Corp.	307,560
13,900	Iron Mountain, Inc.	347,639
15,525	Pitney Bowes, Inc.	375,394
18,040	R.R. Donnelley & Sons Co.	315,159
25,375	Republic Services, Inc.	757,698
6,000	Stericycle, Inc.(a)(b)	485,520
36,913	Waste Management, Inc.	1,360,982

		4,401,635
Communications Equipment 2.2%
437,644	Cisco Systems, Inc.(a)	8,853,538
5,300	F5 Networks, Inc.(a)	689,848
11,800	Harris Corp.	534,540
16,987	JDS Uniphase Corp.(a)	245,972
40,900	Juniper Networks, Inc.(a)	1,510,028
178,613	Motorola Solutions, Inc.(a)	1,620,020
124,300	QUALCOMM, Inc.	6,151,607
32,994	Tellabs, Inc.	223,699

		19,829,252
Computers & Peripherals 4.3%
71,524	Apple, Inc.(a)	23,070,781
129,540	Dell, Inc.(a)	1,755,267
160,004	EMC Corp.(a)	3,664,092
178,602	Hewlett-Packard Co.	7,519,144
6,552	Lexmark International, Inc. (Class A Stock)(a)	228,141
27,300	NetApp, Inc.(a)	1,500,408
6,700	QLogic Corp.(a)	114,034
17,200	SanDisk Corp.(a)	857,592
17,700	Western Digital Corp.(a)	600,030

		39,309,489

Construction & Engineering 0.2%
13,974	Fluor Corp.	925,917
9,800	Jacobs Engineering Group, Inc.(a)	449,330
10,800	Quanta Services, Inc.(a)(b)	215,136

		1,590,383
Construction Materials
8,600	Vulcan Materials Co.	381,496

Consumer Finance 0.7%
81,059	American Express Co.	3,479,052
35,666	Capital One Financial Corp.	1,517,945
39,718	Discover Financial Services	735,975
37,992	SLM Corp.(a)	478,319

		6,211,291
Containers & Packaging 0.2%
8,232	Ball Corp.	560,188
8,210	Bemis Co., Inc.	268,138
12,900	Owens-Illinois, Inc.(a)	396,030
12,336	Sealed Air Corp.	313,951

		1,538,307
Distributors 0.1%
13,099	Genuine Parts Co.(b)	672,503

Diversified Consumer Services 0.1%
9,800	Apollo Group, Inc. (Class A Stock)(a)	387,002
4,700	DeVry, Inc.	225,506
26,420	H&R Block, Inc.	314,662

		927,170
Diversified Financial Services 4.2%
790,495	Bank of America Corp.	10,545,203
2,233,055	Citigroup, Inc.(a)	10,562,350
5,190	CME Group, Inc.	1,669,883
5,500	IntercontinentalExchange, Inc.(a)	655,325
308,193	JPMorgan Chase & Co.	13,073,547
15,300	Leucadia National Corp.	446,454
15,476	Moody’s Corp.(b)	410,733
12,300	NASDAQ OMX Group, Inc. (The)(a)	291,633
19,400	NYSE Euronext	581,612

		38,236,740
Diversified Telecommunication Services 2.7%
461,931	AT&T, Inc.	13,571,533
23,672	CenturyLink, Inc.(b)	1,092,936
72,160	Frontier Communications Corp.	702,117
134,836	Qwest Communications International, Inc.	1,026,102

220,633	Verizon Communications, Inc.	7,894,249
36,577	Windstream Corp.	509,883

		24,796,820
Electric Utilities 1.7%
13,000	Allegheny Energy, Inc.	315,120
38,191	American Electric Power Co., Inc.	1,374,112
101,269	Duke Energy Corp.	1,803,601
25,262	Edison International	975,113
15,715	Entergy Corp.	1,113,094
51,056	Exelon Corp.	2,125,972
23,406	FirstEnergy Corp.(b)	866,490
32,072	NextEra Energy, Inc.	1,667,423
14,200	Northeast Utilities	452,696
17,400	Pepco Holdings, Inc.	317,550
7,900	Pinnacle West Capital Corp.	327,455
38,052	PPL Corp.	1,001,529
22,358	Progress Energy, Inc.	972,126
64,715	Southern Co. (The)	2,474,054

		15,786,335
Electrical Equipment 0.5%
58,450	Emerson Electric Co.	3,341,586
11,363	Rockwell Automation, Inc.	814,841
7,300	Roper Industries, Inc.	557,939

		4,714,366
Electronic Equipment & Instruments 0.4%
13,100	Amphenol Corp. (Class A Stock)	691,418
123,297	Corning, Inc.	2,382,098
9,300	FLIR Systems, Inc.(a)	276,675
13,700	Jabil Circuit, Inc.	275,233
9,050	Molex, Inc.	205,616

		3,831,040
Energy Equipment & Services 2.1%
32,745	Baker Hughes, Inc.	1,872,032
18,200	Cameron International Corp.(a)	923,286
5,400	Diamond Offshore Drilling, Inc.(b)	361,098
9,300	FMC Technologies, Inc.(a)	826,863
74,122	Halliburton Co.	3,026,401
8,800	Helmerich & Payne, Inc.	426,624
24,500	Nabors Industries Ltd.(a)	574,770
33,000	National Oilwell Varco, Inc.	2,219,250
7,810	Rowan Cos., Inc.(a)(b)	272,647
104,741	Schlumberger Ltd.	8,745,874

		19,248,845
Food & Staples Retailing 2.3%
33,908	Costco Wholesale Corp.	2,448,497

104,299	CVS Caremark Corp.	3,626,476
49,034	Kroger Co. (The)	1,096,400
28,900	Safeway, Inc.	649,961
17,878	SUPERVALU, Inc.	172,165
45,380	Sysco Corp.	1,334,172
71,778	Walgreen Co.	2,796,471
154,526	Wal-Mart Stores, Inc.	8,333,587
10,400	Whole Foods Market, Inc.(a)(b)	526,136

		20,983,865
Food Products 1.7%
50,459	Archer-Daniels-Midland Co.	1,517,807
13,947	Campbell Soup Co.	484,658
33,843	ConAgra Foods, Inc.	764,175
17,800	Dean Foods Co.(a)	157,352
48,744	General Mills, Inc.	1,734,799
24,214	H.J. Heinz Co.	1,197,624
11,216	Hershey Co. (The)	528,834
5,600	Hormel Foods Corp.	287,056
9,900	J.M. Smucker Co. (The)	649,935
19,970	Kellogg Co.	1,020,068
135,566	Kraft Foods, Inc. (Class A Stock)	4,271,685
9,400	McCormick & Co., Inc.	437,382
15,265	Mead Johnson Nutrition Co. (Class A Stock)	950,246
52,386	Sara Lee Corp.	917,279
24,900	Tyson Foods, Inc. (Class A Stock)	428,778

		15,347,678
Gas Utilities 0.1%
3,300	Nicor, Inc.	164,736
8,600	ONEOK, Inc.	477,042

		641,778
Healthcare Equipment & Supplies 1.5%
44,974	Baxter International, Inc.	2,276,584
18,012	Becton, Dickinson and Co.	1,522,374
121,772	Boston Scientific Corp.(a)	921,814
7,612	C.R. Bard, Inc.(b)	698,553
17,786	CareFusion Corp.(a)	457,100
11,300	DENTSPLY International, Inc.	386,121
3,300	Intuitive Surgical, Inc.(a)	850,575
83,658	Medtronic, Inc.	3,102,875
25,564	St. Jude Medical, Inc.(a)	1,092,861
25,600	Stryker Corp.	1,374,720
9,300	Varian Medical Systems, Inc.(a)	644,304
14,211	Zimmer Holdings, Inc.(a)	762,847

		14,090,728
Healthcare Providers & Services 1.9%
33,072	Aetna, Inc.	1,009,027
22,800	AmerisourceBergen Corp.	777,936

27,173	Cardinal Health, Inc.	1,040,998
21,491	CIGNA Corp.	787,860
11,650	Coventry Health Care, Inc.(a)	307,560
8,100	DaVita, Inc.(a)	562,869
40,700	Express Scripts, Inc.(a)	2,199,835
13,710	Humana, Inc.(a)	750,485
7,500	Laboratory Corp. of America Holdings(a)(b)	659,400
20,176	McKesson Corp.	1,419,987
33,268	Medco Health Solutions, Inc.(a)	2,038,330
7,600	Patterson Cos., Inc.	232,788
11,100	Quest Diagnostics, Inc.	599,067
20,472	Tenet Healthcare Corp.(a)	136,958
88,448	UnitedHealth Group, Inc.	3,193,857
30,900	WellPoint, Inc.(a)	1,756,974

		17,473,931
Healthcare Technology 0.1%
5,400	Cerner Corp.(a)	511,596

Home Builders 0.1%
20,000	D.R. Horton, Inc.	238,600
10,800	Lennar Corp. (Class A Stock)(b)	202,500
22,711	Pulte Group, Inc.(a)(b)	170,787

		611,887
Hotels, Restaurants & Leisure 1.6%
33,500	Carnival Corp.	1,544,685
11,653	Darden Restaurants, Inc.	541,165
22,100	International Game Technology	390,949
22,370	Marriott International, Inc. (Class A Stock)	929,250
82,030	McDonald’s Corp.	6,296,623
56,800	Starbucks Corp.	1,824,984
14,300	Starwood Hotels & Resorts Worldwide, Inc.	869,154
14,351	Wyndham Worldwide Corp.	429,956
5,700	Wynn Resorts Ltd.	591,888
35,864	Yum! Brands, Inc.	1,759,129

		15,177,783
Household Durables 0.3%
11,508	Fortune Brands, Inc.	693,357
6,100	Harman International Industries, Inc.(a)	282,430
12,600	Leggett & Platt, Inc.	286,776
23,627	Newell Rubbermaid, Inc.	429,539
11,988	Stanley Black & Decker, Inc.	801,638
5,885	Whirlpool Corp.(b)	522,764

		3,016,504
Household Products 2.2%
10,432	Clorox Co.	660,137
37,330	Colgate-Palmolive Co.	3,000,212
32,016	Kimberly-Clark Corp.	2,018,289
219,523	Procter & Gamble Co. (The)	14,121,914

		19,800,552

Independent Power Producers & Energy Traders 0.2%
54,100	AES Corp. (The)(a)	658,938
18,829	Constellation Energy Group, Inc.	576,732
20,300	NRG Energy, Inc.(a)	396,662

		1,632,332
Industrial Conglomerates 2.4%
55,498	3M Co.	4,789,477
837,172	General Electric Co.	15,311,876
19,534	Textron, Inc.	461,784
37,900	Tyco International Ltd. (Switzerland)	1,570,576

		22,133,713
Insurance 3.7%
26,800	ACE Ltd. (Switzerland)	1,668,300
36,100	Aflac, Inc.	2,037,123
42,708	Allstate Corp. (The)	1,361,531
8,901	American International Group, Inc.(a)(b)	512,876
25,389	Aon Corp.	1,168,148
9,800	Assurant, Inc.	377,496
134,100	Berkshire Hathaway, Inc. (Class B Stock)(a)	10,742,751
24,168	Chubb Corp.	1,441,379
11,207	Cincinnati Financial Corp.	355,150
37,000	Genworth Financial, Inc. (Class A Stock)(a)	486,180
34,453	Hartford Financial Services Group, Inc. (The)	912,660
23,851	Lincoln National Corp.	663,296
23,917	Loews Corp.	930,610
42,140	Marsh & McLennan Cos., Inc.	1,152,108
68,000	MetLife, Inc.(b)	3,021,920
24,800	Principal Financial Group, Inc.	807,488
51,516	Progressive Corp. (The)	1,023,623
37,300	Prudential Financial, Inc. (c)	2,189,883
6,215	Torchmark Corp.	371,284
36,211	Travelers Cos., Inc. (The)	2,017,315
24,126	Unum Group	584,332
25,100	XL Group PLC (Ireland) (Class A Stock)	547,682

		34,373,135
Internet & Catalog Retail 0.8%
27,400	Amazon.com, Inc.(a)	4,932,000
17,300	Expedia, Inc.	434,057
2,700	NetFlix, Inc.(a)	474,390
3,700	priceline.com, Inc.(a)	1,478,335

		7,318,782
Internet Software & Services 1.9%
17,000	Akamai Technologies, Inc.(a)	799,850
87,600	eBay, Inc.(a)(b)	2,437,908
19,300	Google, Inc. (Class A Stock)(a)	11,463,621
8,400	Monster Worldwide, Inc.(a)(b)	198,492

14,600	VeriSign, Inc.(b)	476,982
101,200	Yahoo!, Inc.(a)	1,682,956

		17,059,809
IT Services 2.9%
37,778	Automatic Data Processing, Inc.	1,748,366
23,300	Cognizant Technology Solutions Corp. (Class A Stock)(a)	1,707,657
12,751	Computer Sciences Corp.	632,449
18,400	Fidelity National Information Services, Inc.	503,976
11,800	Fiserv, Inc.(a)	691,008
96,034	International Business Machines Corp.	14,093,950
7,700	MasterCard, Inc. (Class A Stock)	1,725,647
26,125	Paychex, Inc.	807,524
23,600	SAIC, Inc.(a)	374,296
12,300	Teradata Corp.(a)	506,268
15,371	Total System Services, Inc.	236,406
38,900	Visa, Inc. (Class A Stock)	2,737,782
49,852	Western Union Co. (The)	925,752

		26,691,081
Leisure Equipment & Products 0.1%
9,654	Hasbro, Inc.	455,476
28,113	Mattel, Inc.	714,913

		1,170,389
Life Sciences Tools & Services 0.5%
27,398	Agilent Technologies, Inc.(a)	1,135,099
16,452	Life Technologies Corp.(a)	913,086
9,670	PerkinElmer, Inc.	249,679
32,002	Thermo Fisher Scientific, Inc.(a)	1,771,631
7,600	Waters Corp.(a)	590,596

		4,660,091
Machinery 2.3%
49,056	Caterpillar, Inc.	4,594,585
15,116	Cummins, Inc.	1,662,911
41,800	Danaher Corp.	1,971,706
33,980	Deere & Co.	2,822,039
17,462	Dover Corp.	1,020,654
13,854	Eaton Corp.	1,406,320
4,400	Flowserve Corp.	524,568
39,936	Illinois Tool Works, Inc.	2,132,583
24,700	Ingersoll-Rand PLC (Ireland)(b)	1,163,123
28,264	PACCAR, Inc.	1,622,919
8,404	Pall Corp.	416,670
13,238	Parker Hannifin Corp.	1,142,439
4,542	Snap-On, Inc.	256,986

		20,737,503

Media 3.0%
14,200	Cablevision Systems Corp. (Class A Stock)	480,528
52,476	CBS Corp. (Class B Stock)	999,668
217,185	Comcast Corp. (Class A Stock)	4,771,555
67,000	DIRECTV (Class A Stock)(a)	2,675,310
21,800	Discovery Communications, Inc. (Class A Stock)(a)(b)	909,060
18,489	Gannett Co., Inc.	278,999
37,912	Interpublic Group of Cos., Inc.(a)	402,625
23,600	McGraw-Hill Cos., Inc. (The)	859,276
2,296	Meredith Corp.	79,556
178,900	News Corp. (Class A Stock)	2,604,784
23,134	Omnicom Group, Inc.	1,059,537
7,500	Scripps Networks Interactive, Inc. (Class A Stock)	388,125
88,074	Time Warner, Inc.	2,833,341
27,281	Time Warner Cable, Inc.	1,801,364
48,376	Viacom, Inc. (Class B Stock)	1,916,173
147,113	Walt Disney Co. (The)	5,518,209
400	Washington Post Co. (The) (Class B Stock)(b)	175,800

		27,753,910
Metals & Mining 1.2%
8,500	AK Steel Holding Corp.	139,145
87,644	Alcoa, Inc.	1,348,841
6,918	Allegheny Technologies, Inc.	381,735
9,600	Cliffs Natural Resources, Inc.	748,896
36,546	Freeport-McMoRan Copper & Gold, Inc.	4,388,809
38,197	Newmont Mining Corp.	2,346,442
24,512	Nucor Corp.	1,074,116
3,000	Titanium Metals Corp.(a)	51,540
11,109	United States Steel Corp.	648,988

		11,128,512
Multiline Retail 0.8%
5,424	Big Lots, Inc.(a)	165,215
11,100	Family Dollar Stores, Inc.	551,781
16,184	J.C. Penney Co., Inc.	522,905
24,300	Kohl’s Corp.(a)	1,320,462
34,782	Macy’s, Inc.	879,985
13,400	Nordstrom, Inc.	567,892
2,907	Sears Holdings Corp.(a)(b)	214,391
55,682	Target Corp.	3,348,159

		7,570,790
Multi-Utilities 1.2%
18,769	Ameren Corp.	529,098
34,979	CenterPoint Energy, Inc.	549,870
16,900	CMS Energy Corp.	314,340
21,051	Consolidated Edison, Inc.	1,043,498
45,104	Dominion Resources, Inc.	1,926,843
13,987	DTE Energy Co.	633,891

6,208	Integrys Energy Group, Inc.(b)	301,150
24,000	NiSource, Inc.(b)	422,880
29,752	PG&E Corp.	1,423,336
38,794	Public Service Enterprise Group, Inc.	1,234,037
7,600	SCANA Corp.	308,560
18,598	Sempra Energy	976,023
15,900	TECO Energy, Inc.	283,020
9,400	Wisconsin Energy Corp.	553,284
35,383	Xcel Energy, Inc.	833,269

		11,333,099
Office Electronics 0.1%
117,500	Xerox Corp.	1,353,600

Oil, Gas & Consumable Fuels 9.6%
38,836	Anadarko Petroleum Corp.	2,957,750
29,548	Apache Corp.	3,523,008
7,900	Cabot Oil & Gas Corp.	299,015
50,200	Chesapeake Energy Corp.	1,300,682
157,092	Chevron Corp.	14,334,645
116,057	ConocoPhillips	7,903,482
16,000	Consol Energy, Inc.	779,840
30,900	Denbury Resources, Inc.(a)	589,881
33,900	Devon Energy Corp.	2,661,489
64,504	El Paso Corp.	887,575
19,200	EOG Resources, Inc.	1,755,072
11,600	EQT Corp.	520,144
391,802	Exxon Mobil Corp.	28,648,562
23,134	Hess Corp.	1,770,676
57,878	Marathon Oil Corp.	2,143,222
6,500	Massey Energy Co.	348,725
15,000	Murphy Oil Corp.	1,118,250
8,600	Newfield Exploration Co.(a)	620,146
13,700	Noble Energy, Inc.	1,179,296
63,776	Occidental Petroleum Corp.	6,256,426
20,500	Peabody Energy Corp.	1,311,590
8,800	Pioneer Natural Resources Co.	764,016
12,700	QEP Resources, Inc.	461,137
13,000	Range Resources Corp.	584,740
27,500	Southwestern Energy Co.(a)	1,029,325
50,284	Spectra Energy Corp.	1,256,597
10,128	Sunoco, Inc.	408,260
8,400	Tesoro Corp.(a)	155,736
43,100	Valero Energy Corp.	996,472
45,792	Williams Cos., Inc. (The)	1,131,978

		87,697,737
Paper & Forest Products 0.2%
37,784	International Paper Co.	1,029,236

17,735	MeadWestvaco Corp.	463,948

		1,493,184
Personal Products 0.2%
33,244	Avon Products, Inc.	966,071
9,300	Estee Lauder Cos., Inc. (The) (Class A Stock)	750,510

		1,716,581
Pharmaceuticals 5.3%
121,174	Abbott Laboratories	5,805,446
23,264	Allergan, Inc.	1,597,539
133,479	Bristol-Myers Squibb Co.	3,534,524
77,697	Eli Lilly & Co.	2,722,503
22,400	Forest Laboratories, Inc.(a)	716,352
10,607	Hospira, Inc.(a)	590,704
213,169	Johnson & Johnson	13,184,503
237,933	Merck & Co., Inc.	8,575,105
30,100	Mylan, Inc.(a)(b)	636,013
620,023	Pfizer, Inc.	10,856,603
9,700	Watson Pharmaceuticals, Inc.(a)	501,005

		48,720,297
Professional Services 0.1%
3,600	Dun & Bradstreet Corp. (The)	295,524
9,430	Equifax, Inc.	335,708
10,400	Robert Half International, Inc.	318,240

		949,472
Real Estate Investment Trust 1.4%
9,080	Apartment Investment & Management Co. (Class A Stock)	234,627
6,411	AvalonBay Communities, Inc.	721,558
11,200	Boston Properties, Inc.	964,320
21,500	Equity Residential	1,116,925
25,200	HCP, Inc.	927,108
9,600	Health Care REIT, Inc.(b)	457,344
51,336	Host Hotels & Resorts, Inc.(b)	917,374
31,000	Kimco Realty Corp.	559,240
11,600	Plum Creek Timber Co., Inc.(b)	434,420
42,700	ProLogis	616,588
11,200	Public Storage(b)	1,135,904
22,539	Simon Property Group, Inc.	2,242,405
11,700	Ventas, Inc.(b)	614,016
12,584	Vornado Realty Trust	1,048,625
42,759	Weyerhaeuser Co.(b)	809,428

		12,799,882
Real Estate Management & Development
20,600	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	421,888

Road & Rail 0.8%
29,706	CSX Corp.	1,919,305
29,611	Norfolk Southern Corp.	1,860,163
3,721	Ryder System, Inc.	195,873
39,158	Union Pacific Corp.	3,628,380

		7,603,721
Semiconductors & Semiconductor Equipment 2.4%
47,124	Advanced Micro Devices, Inc.(a)(b)	385,474
22,500	Altera Corp.	800,550
23,600	Analog Devices, Inc.	889,012
103,088	Applied Materials, Inc.	1,448,386
37,300	Broadcom Corp. (Class A Stock)	1,624,415
4,200	First Solar, Inc.(a)(b)	546,588
433,188	Intel Corp.	9,109,944
13,620	KLA-Tencor Corp.	526,277
17,500	Linear Technology Corp.	605,325
49,844	LSI Corp.(a)	298,566
15,300	MEMC Electronic Materials, Inc.(a)	172,278
14,200	Microchip Technology, Inc.(b)	485,782
63,616	Micron Technology, Inc.(a)(b)	510,200
15,452	National Semiconductor Corp.	212,620
9,400	Novellus Systems, Inc.(a)	303,808
45,800	NVIDIA Corp.(a)(b)	705,320
14,100	Teradyne, Inc.(a)(b)	197,964
91,352	Texas Instruments, Inc.	2,968,940
19,200	Xilinx, Inc.(b)	556,416

		22,347,865
Software 3.9%
38,840	Adobe Systems, Inc.(a)	1,195,495
17,820	Autodesk, Inc.(a)	680,724
13,100	BMC Software, Inc.(a)	617,534
28,858	CA, Inc.	705,289
14,600	Citrix Systems, Inc.(a)	998,786
16,600	Compuware Corp.(a)	193,722
23,300	Electronic Arts, Inc.(a)	381,654
25,000	Intuit, Inc.(a)	1,232,500
14,400	McAfee, Inc.(a)	666,864
589,912	Microsoft Corp.	16,470,343
29,602	Novell, Inc.(a)	175,244
299,940	Oracle Corp.	9,388,122
15,200	Red Hat, Inc.(a)	693,880
8,800	Salesforce.com, Inc.(a)(b)	1,161,600
63,017	Symantec Corp.(a)	1,054,905

		35,616,662
Specialty Retail 1.9%
5,200	Abercrombie & Fitch Co. (Class A Stock)	299,676
4,423	AutoNation, Inc.(a)(b)	124,729
2,300	AutoZone, Inc.(a)	626,957

20,500	Bed Bath & Beyond, Inc.(a)	1,007,575
26,600	Best Buy Co., Inc.	912,114
15,000	CarMax, Inc.(a)(b)	478,200
11,700	GameStop Corp. (Class A Stock)(a)(b)	267,696
35,613	Gap, Inc. (The)	788,472
129,184	Home Depot, Inc. (The)	4,529,191
23,822	Limited Brands, Inc.	732,050
108,896	Lowe’s Cos., Inc.	2,731,112
10,100	O’Reilly Automotive, Inc.(a)(b)	610,242
9,854	RadioShack Corp.	182,200
10,000	Ross Stores, Inc.	632,500
58,625	Staples, Inc.	1,334,891
8,100	Tiffany & Co.	504,387
34,632	TJX Cos., Inc.	1,537,314
9,200	Urban Outfitters, Inc.(a)	329,452

		17,628,758
Textiles, Apparel & Luxury Goods 0.6%
25,000	Coach, Inc.	1,382,750
30,276	NIKE, Inc. (Class B Stock)	2,586,176
5,100	Polo Ralph Lauren Corp.	565,692
8,134	V.F. Corp.	700,988

		5,235,606
Thrifts & Mortgage Finance 0.1%
40,900	Hudson City Bancorp, Inc.	521,066
28,700	People’s United Financial, Inc.	402,087

		923,153
Tobacco 1.5%
163,779	Altria Group, Inc.	4,032,239
12,260	Lorillard, Inc.	1,006,056
140,979	Philip Morris International, Inc.	8,251,501
26,200	Reynolds American, Inc.	854,644

		14,144,440
Trading Companies & Distributors 0.1%
11,000	Fastenal Co.(b)	659,010
4,574	W.W. Grainger, Inc.	631,715

		1,290,725
Wireless Telecommunication Services 0.3%
31,200	American Tower Corp. (Class A Stock)(a)	1,611,168
15,700	MetroPCS Communications, Inc.(a)	198,291
234,774	Sprint Nextel Corp.(a)	993,094

		2,802,553
	TOTAL LONG-TERM INVESTMENTS (cost $481,265,567)	889,400,278

SHORT-TERM INVESTMENTS 6.5%
Affiliated Money Market Mutual Fund 6.2%
56,672,432	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $56,672,432; includes $33,639,410 of cash collateral received for securities on loan)(c)(f)(g)	56,672,432

Principal Amount (000)
U.S. Treasury Security 0.3%
	U.S. Treasury Bill
$3,000	0.167%, 03/17/11 (cost $2,998,959)(d)(e)	2,999,331
	TOTAL SHORT-TERM INVESTMENTS (cost $59,671,391)	59,671,763

	TOTAL INVESTMENTS 103.5% (cost $540,936,958)(h)	949,072,041
	LIABILITIES IN EXCESS OF OTHER ASSETS(i) (3.5%)	(31,746,534)

	NET ASSETS 100.0%	$ 917,325,507

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $32,770,408; cash collateral of $33,639,410 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Affiliated security.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$557,021,975	$420,298,179	$(28,248,113)	$392,050,066

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

(i)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at December 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2010	Unrealized Appreciation(1)
	Long Positions:
21	S&P 500 E-mini Futures	Mar. 2011	$1,299,583	$1,315,650	$16,067
85	S&P 500 Index Futures	Mar. 2011	26,277,465	26,626,250	348,785

					$364,852

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of December 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$889,400,278	$—	$—
U.S. Treasury Security	—	2,999,331	—
Affiliated Money Market Mutual Fund	56,672,432	—	—
Other Financial Instruments*
Futures	364,852	—	—

Total	$946,437,562	$2,999,331	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/S/ DEBORAH A.DOCS
Deborah A. Docs
Secretary of the Fund

Date      February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date      February 17, 2011

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date      February 17, 2011

*	Print the name and title of each signing officer under his or her signature.